Annual Total Returns[BarChart] - Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF - Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF	2016	2017	2018	2019	2020
Total	9.47%	35.58%	(13.51%)	17.26%	13.23%